SUBSCRIPTION AGREEMENT LOANS (Details Narrative) - USD ($)				3 Months Ended	9 Months Ended
	Feb. 17, 2025	Dec. 18, 2024	Sep. 27, 2024	Sep. 30, 2025	Sep. 30, 2025	Apr. 24, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date			Dec. 10, 2025
Original issue discount percentage			5.00%				5.00%	5.00%	5.00%	5.00%	5.00%
Shares issued				49,525,970	49,525,970				27,601,767
Loss on extinguishment of debt				$ 364,109	$ 364,109
Blackstone Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 500,000
Original issue discount percentage		20.00%
Maturity date		Jun. 01, 2025
Gross proceeds		$ 5,000,000
Original issue discount percentage		10.00%
Commitment shares issued	1,795,000
Blackstone Subscription Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount		$ 500,000
Amended Blackstone Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 423,474
Commitment shares issued	1,795,000
Fair value	$ 437,474
Blackstone Capital Advisors [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued						625,000
Excess payement for waiver of right to penalty						$ 60,000